ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) - USD ($)	Sep. 30, 2024	Dec. 31, 2023
Deferred revenue		$ 149,848
Marketplace Solutions [Member]
Deferred revenue	$ 56,046	100,477
Other [Member]
Deferred revenue	49,371	49,371
Recognize Q1 2024 [Member]
Deferred revenue		114,191
Recognize Q1 2024 [Member] | Marketplace Solutions [Member]
Deferred revenue		64,820
Recognize Q1 2024 [Member] | Other [Member]
Deferred revenue		49,371
Recognize 2025 [Member]
Deferred revenue	81,042	14,468
Recognize 2025 [Member] | Marketplace Solutions [Member]
Deferred revenue	31,671	14,468
Recognize 2025 [Member] | Other [Member]
Deferred revenue	49,371	0
Recognize Q4 2024 [Member]
Deferred revenue	24,375	2,694
Recognize Q4 2024 [Member] | Marketplace Solutions [Member]
Deferred revenue	24,375	2,694
Recognize Q3 2024 [Member]
Deferred revenue	105,417	6,488
Recognize Q3 2024 [Member] | Marketplace Solutions [Member]
Deferred revenue		6,488
Recognize Q3 2024 [Member] | Other [Member]
Deferred revenue		0
Recognize Q2 2024 [Member]
Deferred revenue		12,007
Recognize Q2 2024 [Member] | Marketplace Solutions [Member]
Deferred revenue		12,007
Recognize Q2 2024 [Member] | Other [Member]
Deferred revenue		0
Recognize Q4 2024 [Member] | Other [Member]
Deferred revenue	$ 0	$ 0